Grand Prix Investors Trust

566 W. Lancaster Blvd., Suite #1

Lancaster, CA 93534

December 17, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:  Grand Prix Investors Trust

File Nos.

333-168095

 811-22439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective December 16, 2015 do not differ from those filed in the Post-Effective Amendment No. 9, which was filed electronically on December 16, 2015.

Sincerely,

By /s/ John C. Foti

     John C. Foti

     Trustee, President and Treasurer